                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10381
                                   ---------

                      PIMCO New York Municipal Income Fund
                      ------------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: April 30, 2007
                         --------------

Date of reporting period: October 31, 2006
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholder

PIMCO New York Municipal Income Fund

Semi-Annual Report
October 31, 2006

As Restated

Contents

Letter to Shareholders	1
Performance & Statistics	2
Schedule of Investments	3-5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Notes to Financial Statements	9-14
Financial Highlights	15-16
Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements	17-18

Why are PIMCO New York Municipal Income Fund’s Semiannual Report being ‘‘Restated’’?

The financial statements of PIMCO New York Municipal Income Fund for the fiscal six months ended October 31, 2006 contained within this semiannual report have been restated, as set forth in Note 8 to the financial statements. The reason for the restatement is to appropriately reflect the accounting treatment of the Fund’s portfolio holdings of certain municipal bond transactions referred to as ‘‘inverse floaters.’’ Additionally, certain other data presented in the semiannual report, derived from the information in the Fund’s financial statements or using the same methodology on which the presentation of the information in the financial statements was based, has been revised accordingly.

Principally, the restatement reflects revised portfolio holdings information in the schedule of investments and revised expenses and income. It is important to note, however, that this restatement has no effect on the Fund’s previously reported net assets, net asset value per share or investment performance. Distributions paid to shareholders during the fiscal six months ended October 31, 2006, as well as the tax status of those distributions, also remain unchanged.

PIMCO New York Municipal Income Fund Letter to Shareholders

December 4, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO New York Municipal Income Fund (the ‘‘Fund’’) for the six-month period ended October 31, 2006.

After a difficult period, the bond market picked up in the third quarter of 2006 as the economy slowed and expectations grew that the Federal Reserve (the ‘‘Fed’’) might begin easing. In fact, the Fed left rates unchanged at 5.25% at each of its recent meetings, citing weaknesses in the housing sector and falling energy prices. This came after 17 consecutive increases in short-term interest rates over two years. The apparent end of the Fed’s tightening cycle proved to be a positive for the Fund during the second half of the reporting period.

For specific information on the Fund and its performance during the reporting period, please review the following pages.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 1

PIMCO New York Municipal Income Fund
Performance & Statistics
October 31, 2006 (unaudited)

Management Review

▪	For the six months ended October 31, 2006, PIMCO New York Municipal Income Fund increased 6.60% on net asset value and 12.50% on market price, compared with 5.30% and 6.67%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

▪	New York municipal bonds, as measured by the Lehman New York Municipal Bond Index, outperformed the broader national municipal market, as measured by the Lehman Municipal Bond Index, for the six-month reporting period, returning 4.62% and 4.12%, respectively.

▪	New York municipal bond yields declined across almost all maturities during the reporting period, with the exception being three month yields, which remained at 3.56%. For example, 5-, 10-, and 30-year General Obligation yields declined by 17, 38 and 20 basis points, respectively. Note that when a bond’s yield declines, its price rises, and vice versa.

▪	During the second half of the reporting period, New York Insured AAA municipal yields declined. For example, 5-, 10- and 30-years maturities declined by 40, 48 and 45 basis points, respectively.

Total Return(1):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	12.50%	6.60%
1 Year	15.75%	8.60%
Commencement of Operations (6/29/01) to 10/31/06	7.70%	6.08%

Common Share Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/06

Market Price/NAV:
Market Price	$15.85
NAV	$13.92
Premium to NAV	13.86%
Market Price Yield(2)	5.30%

Moody’s Ratings
(as a % of total investments)†

†	As Restated.

(1)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2006.

2 PIMCO New York Municipal Income Fund Semi-Annual Report  | 10.31.06

PIMCO New York Municipal Income Fund
Schedule of Investments (As Restated – See Note 8)
October 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES–89.8%
$3,265	Albany Industrial Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A	Baa3/NR	$3,375,194
1,600	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,702,912
11,290	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (d)	Aa3/AA–	13,137,609
1,000	Long Island Power Auth. Electric System Rev., 5.375%, 5/1/33, Ser. L	A3/A–	1,056,050
	Metropolitan Transportation Auth. NY Service Contract Rev., Ser. A,
6,040	5.00%, 7/1/25 (FGIC)	Aaa/AAA	6,355,469
8,150	5.00%, 7/1/30 (AMBAC)	Aaa/AAA	8,525,144
1,375	5.125%, 1/1/29	A1/AA–	1,450,460
1,500	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,655,445
	New York City, GO, Ser. J,
4,945	5.125%, 5/15/29 (MBIA)	Aaa/AAA	5,145,470
55	5.125%, 5/15/29, (Pre-refunded @ $101, 5/15/09) (MBIA) (a)	Aaa/AAA	57,693
275	5.25%, 6/1/28	A1/AA–	293,227
25	5.25%, 6/1/28, (Pre-refunded @ $100, 6/1/13) (a)	A1/AA–	27,473
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (FGIC)	Aaa/AAA	7,709,188
7,000	5.125%, 6/15/21, Ser. A (AMBAC-TCRS)	Aaa/AAA	7,126,700
5,000	5.125%, 6/15/33, Ser. C	Aa2/AA+	5,276,400
5,000	5.25%, 6/15/25, Ser. D	Aa2/AA+	5,361,550
2,250	New York City Transitional Finance Auth. Rev., 4.75%, 11/15/23, Ser. B	Aa1/AAA	2,292,975
	New York Cntys. Tobacco Trust II Rev.,
8,000	5.625%, 6/1/35 (d)	Ba1/BBB	8,339,120
130	5.75%, 6/1/43	Ba1/BBB	136,829
13,000	5.75%, 6/1/43 (d)	Ba1/BBB	13,682,890
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,051,010
	Port Auth. of New York & New Jersey Rev., Ser. 132,
3,000	5.00%, 9/1/29	A1/AA–	3,170,940
5,000	5.00%, 9/1/38	A1/AA–	5,263,550
4,515	Sachem Central School Dist. of Holbrook, GO, 5.00%, 10/15/30, Ser. B, (Pre-refunded @ $100, 10/15/13) (MBIA) (a)	Aaa/AAA	4,914,984
6,550	State Dormitory Auth. Lease Rev., 4.75%, 1/15/29, Ser. 1 (FSA)	Aaa/AAA	6,691,284
	State Dormitory Auth. Rev., Augustana Lutheran Home for the Aged, Inc. (MBIA-FHA),
100	5.40%, 2/1/31	Aaa/AAA	107,272
1,435	5.50%, 2/1/41	Aaa/AAA	1,541,850
1,500	Hospital Center, 5.00%, 7/1/26, Ser. A	Ba2/BB	1,534,530
3,850	Lenox Hill Hospital, Obligation Group, 5.50%, 7/1/30	Ba2/NR	3,970,390
	Mental Health Services Facs. Improvement, Ser. D (MBIA),
7,985	4.75%, 2/15/25	Aaa/AAA	8,079,782
15	4.75%, 2/15/25, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	15,475

10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 3

PIMCO New York Municipal Income Fund
Schedule of Investments (As Restated – See Note 8)
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	Baa2/BBB	$1,978,957
7,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	7,126,770
445	NY Univ., 5.50%, 7/1/21, Ser. 2 (AMBAC)	Aaa/AAA	476,818
4,000	Sloan-Kettering Center Mem., 5.00%, 7/1/34, Ser. 1	Aa2/AA	4,181,680
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	Aaa/AAA	1,359,979
	State Dormitory Auth. State Univ., GO, Ser. B (FSA-CR) (a)
2,315	4.75%, 5/15/28, (Pre-refunded @ $101, 5/15/08)	Aaa/AAA	2,381,510
5,000	State Thruway Auth. General Rev., 4.75%, 1/1/19, Ser. E	Aa3/AA–	5,097,650
3,975	State Urban Dev. Corp. Rev., Correctional Fac. Service, 4.75%, 1/1/28, Ser. B, (Pre-refunded @ $101, 1/1/09) (AMBAC) (a)	Aaa/AAA	4,116,788
	Triborough Bridge & Tunnel Auth. Rev., Ser. A,
2,000	5.00%, 1/1/27	Aa2/AA–	2,090,420
755	5.00%, 1/1/32	Aa2/AA–	783,078
3,000	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (a)	Aa2/AAA	3,209,190
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project Rev., 5.00%, 12/1/27, Ser. C (FSA)	Aaa/AAA	3,132,361
	Total New York Municipal Bonds & Notes (cost–$156,538,789)		164,984,065
OTHER MUNICIPAL BONDS & NOTES–8.0%
	Alabama–0.1%
200	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	187,506
	California–0.9%
2,000	California Cnty., Tobacco Settlement Rev., zero coupon, 6/1/28	Baa3/NR	1,683,240
	Illinois–2.3%
	Educational Facs. Auth. Rev.,
3,825	5.00%, 7/1/33	Aa1/AA	3,996,475
175	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	189,387
			4,185,862
	Louisiana–0.4%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	797,662
	Nevada–3.1%
5,500	Truckee Meadows Water Auth. Rev., 4.75%, 7/1/31, Ser. A (MBIA)	Aaa/AAA	5,677,100
	Puerto Rico–1.2%
1,500	Commonwealth Highway & Transportation Auth. Rev., 5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/AAA	1,632,870
500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	527,495
			2,160,365
	Total Other Municipal Bonds & Notes (cost–$13,857,072)		14,691,735

4 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06

PIMCO New York Municipal Income Fund
Schedule of Investments (As Restated – See Note 8)
October 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
NEW YORK VARIABLE RATE NOTES (b)(e)–1.3%
$2,172	New York City Transitional Finance Auth. Rev., 8.33%, 11/1/23, Ser. 362 (cost–$1,943,891)	Aa1/NR	$2,426,357
OTHER VARIABLE RATE NOTES (b)–0.8%
	Puerto Rico–0.8%
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$1,376,394)	Ba1/BBB–	1,411,696
U.S. TREASURY BILLS (c)–0.1%
110	4.79%–4.81%, 12/14/06 (cost–$109,368)		109,368
	Total Investments (cost–$173,825,514)–100.00%		$183,623,221

Notes to the Schedules of Investments:

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2006.

(c)	All or partial amount segregated as collateral for futures contracts.

(d)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CR – Custodian Receipt

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

TCRS – Temporary Custodian Receipts

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 5

PIMCO New York Municipal Income Fund
Statement of Assets and Liabilities
October 31, 2006 (unaudited)

New York Municipal†
Assets:
Investments, at value (cost–$173,825,514)	$183,623,221
Interest receivable	2,854,890
Receivable for investments sold	1,353,921
Receivable for variation margin on futures contracts	18,300
Prepaid expenses and other assets	820,406
Total Assets	188,670,738
Liabilities:
Payable for floating rate notes	19,576,511
Payable to custodian	1,042,264
Dividends payable to common and preferred shareholders	563,396
Interest payable	221,047
Investment management fees payable	70,359
Accrued expenses	61,719
Payable for variation margin on futures contracts	20,250
Total Liabilities	21,555,546
Preferred shares ($25,000 net asset and liquidation value per share applicable to 2,520 shares issued and outstanding)	63,000,000
Net Assets Applicable to Common Shareholders	$104,115,192
Composition of Net Assets Applicable to Common Shareholders:
Common Stock (no par value): Paid-in-capital	$105,953,111
Dividends in excess of net investment income	(710,179)
Accumulated net realized loss on investments	(10,889,916)
Net unrealized appreciation of investments, futures contracts and options written	9,762,176
Net Assets Applicable to Common Shareholders	$104,115,192
Common Shares Outstanding	7,478,924
Net Asset Value Per Common Share	$13.92

† As Restated – see Note 8

6 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund
Statement of Operations
For the six months ended October 31, 2006 (unaudited)

New York Municipal†
Investment Income:
Interest	$4,548,261
Expenses:
Investment management fees	565,516
Interest expense	392,549
Auction agent fees and commissions	82,528
Custodian and accounting agent fees	68,792
Shareholder communications	16,735
Trustees’ fees and expenses	13,928
Audit and tax services	13,780
New York Stock Exchange listing fees	12,374
Transfer agent fees	9,560
Legal fees	5,340
Insurance expense	2,474
Investor relations	1,680
Miscellaneous	1,046
Total expenses	1,186,302
Less: investment management fees waived	(165,470)
custody credits earned on cash balances	(5,712)
Net expenses	1,015,120

Net Investment Income	3,533,142
Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	104,016
Futures contracts	72,927
Net change in unrealized appreciation/depreciation of: Investments	3,981,981
Futures contracts	(145,744)
Net realized and change in unrealized gain on investments and futures contracts	4,013,180
Net Increase in Net Assets Resulting from Investment Operations	7,546,322
Dividends on Preferred Shares from Net Investment Income	(1,046,690)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$6,499,632

† As Restated – see Note 8

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 7

PIMCO New York Municipal Income Fund
Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six Months ended October 31, 2006 (unaudited)	Year ended April 30, 2006
Investment Operations:
Net investment income	$3,533,142	$7,191,006
Net realized gain (loss) on investments, futures contracts and options written	176,943	(100,283)
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	3,836,237	(1,607,722)
Net increase in net assets resulting from investment operations	7,546,322	5,483,001
Dividends on Preferred Shares from Net investment income	(1,046,690)	(1,622,910)
Net increase in net assets applicable to common shareholders resulting from investment operations	6,499,632	3,860,091
Dividends on Common Shareholders from Net investment income	(3,136,736)	(6,567,905)
Capital Share Transactions:
Reinvestment of dividends	385,093	963,117
Total increase (decrease) in net assets applicable to common shareholders	3,747,969	(1,744,697)
Net Assets Applicable to Common Shareholders:
Beginning of period	100,367,203	102,111,900
End of period (including dividends in excess of net investment income of $(710,179) and $(85,794); respectively)	$104,115,192	$100,367,203
Common Shares Issued in Reinvestment of Dividends:	26,920	67,984

† As Restated – see Note 8

8 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund
Notes to Financial Statements
October 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO New York Municipal Income Fund (‘‘New York Municipal’’), collectively referred to as the ‘‘Fund’’, was organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Fund had no operations other than matters relating to its organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of no par value common stock authorized.

Under normal market conditions, New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Fund will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund’s management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against their current valuation policies to determine future applicability.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund based upon events that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from

10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 9

PIMCO New York Municipal Income Fund
Notes to Financial Statements
October 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Fund may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security

10 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06

PIMCO New York Municipal Income Fund
Notes to Financial Statements
October 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

in determining whether there has been a realized gain or loss. If a put option written by the Fund is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

(g) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (‘‘RIBs’’)/Residual Interest Tax Exempt Bonds (‘‘RITEs’’)

The Fund invests in RIBs and RITEs (‘‘Inverse Floaters’’) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Fund transfers a fixed rate municipal bond (‘‘Fixed Rate Bond’’) to a broker who places the Fixed Rate Bond in a special purpose trust (‘‘Trust’’) from which floating rate bonds (‘‘Floating Rate Notes’’) and Inverse Floaters are issued. The Fund simultaneously or within a short period of time receives the Inverse Floaters from the broker. The Inverse Floaters held by the Fund provide the Fund with the right to (1) cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (‘‘FASB Statement No. 140’’), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Schedule of Investments, and recording the Floating-Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Fund’s ‘‘Statement of Assets and Liabilities’’. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Fund may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond (s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than investments in Fixed Rate Bonds. The Fund may also invest in Inverse Floaters for the purpose of increasing leverage.

The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. The Fund’s restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Fund is exempt from registration under Rule 144A of the Securities Act of 1933.

(h) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery basis transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, consequently, such fluctuations are taken into account when determining net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(j) Interest Expense

Interest expense relates to the Fund’s liability in connection with floating rate notes issued in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 11

PIMCO New York Municipal Income Fund
Notes to Financial Statements
October 31, 2006 (unaudited)

2. Investment Manager/Sub-Adviser

The Fund has entered into an Investment Management Agreement (the ‘‘Agreement’’) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce the Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for the Fund at the annual rate of 0.15% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’) to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes the Fund investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.28% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, for the twelve-month period ended June 30, 2007, and will receive an increasing amount not to exceed 0.37% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009.

3. Investments in Securities

For the six months ended October 31, 2006, purchases and sales of investments (as restated – see Note 8), other than short-term securities, were $1,842,410 and $2,559,871, respectively.

(a) Futures contracts outstanding at October 31, 2006:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Financial Future Euro — 90 day	$60	6/18/07	$(3,000)
Financial Future Euro — 90 day	60	9/17/07	6,900
Financial Future Euro — 90 day	60	12/17/07	13,800
Financial Future Euro — 90 day	60	3/17/08	16,800
Short: U.S. Treasury Bond Futures	(27)	12/19/06	(70,031)
			$(35,531)

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006 were:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$154,249,005	$10,601,620	$—	$10,601,620

5. Auction Preferred Shares

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

12 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06

PIMCO New York Municipal Income Fund
Notes to Financial Statements
October 31, 2006 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended October 31, 2006, the annualized dividend rates ranged from:

	High	Low	At October 31, 2006
New York Municipal III:
Series A	3.80%	3.00%	3.30%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On November 1, 2006, the Fund declared a dividend to common shareholders of $0.07 per common share payable December 1, 2006 to shareholders of record on November 13, 2006.

On December 1, 2006 the Fund declared a dividend to common shareholders of $0.07 per common share payable December 29, 2006 to shareholders of record on December 11, 2006.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-space’’ arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on its ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

8.    Restatement Information

Subsequent to the issuance of its October 31, 2006 financial statements, New York Municipal determined that during the six months ended October 31, 2006 the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds and that the transfers should have been accounted for as secured borrowings

10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 13

PIMCO New York Municipal Income Fund
Notes to Financial Statements
October 31, 2006 (unaudited)

8.    Restatement Information (continued)

rather than as sales. Accordingly, New York Municipal has restated its schedule of investments, statement of assets and liabilities, the related statement of operations, statement of changes in net assets applicable to common shareholders and financial highlights as indicated in the tables below to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest income on the bonds and interest expense on the secured borrowings in the statement of operations. The restatement had no effect on New York Municipal’s previously reported net assets, net asset value per share or total investment return.

	Previously Reported	Restated
Statement of Assets and Liabilities at October 31, 2006:
Investments, at value	$164,850,625	$183,623,221
Identified cost	154,249,005	173,825,514
Interest receivable	2,642,933	2,854,890
Prepaid expenses and other assets	7,401	820,406
Total assets	168,873,180	188,670,738
Payable for floating rate notes	—	19,576,511
Interest payable	—	221,047
Total liabilities	1,757,988	21,555,546
Accumulated net realized loss	(11,693,829)	(10,889,916)
Net unrealized appreciation of investments, futures contracts and options written	10,566,089	9,762,176
Statement of Operations for the six months ended October 31, 2006:
Investment Income – interest	4,181,612	4,548,261
Interest expense	—	392,549
Total expenses	793,753	1,186,302
Net expenses	622,571	1,015,120
Net investment income	3,559,041	3,533,142
Net change in unrealized appreciation/depreciation of:
Investments	3,956,082	3,981,981
Net realized and change in unrealized gain on investments, futures contracts and options written	3,987,281	4,013,180
Statement of Changes in Net Assets Applicable to Common Shareholders:
Six months ended October 31, 2006:
Net investment income	3,559,041	3,533,142
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	3,810,338	3,836,237
Year ended April 30, 2006:
Net investment income	7,206,023	7,191,006
Net realized gain (loss) on investments, futures contracts and options written	(177,895)	(100,283)
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	(1,545,127)	(1,607,722)
Financial Highlights:
Six months ended October 31, 2006:
Ratio of:
expenses to average net assets, including interest expense	1.23%*	2.01%
net investment income to average net assets	6.98%*	6.95%

*	Annualized.

14 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06

PIMCO New York Municipal Income Fund
Financial Highlights (As Restated – See Note 8)
For a share of common stock outstanding throughout each period:

	Six Months ended October 31, 2006 (unaudited)	Year Ended				For the period June 29, 2001* through April 30, 2002
		April 30, 2006	April 30, 2005	April 30, 2004	April 30, 2003
Net asset value, beginning of period	$13.47	$13.83	$13.44	$13.49	$13.92	$14.33 **
Investment Operations:
Net investment income	0.48	0.98	1.01	1.00	1.04	0.82
Net realized and change in unrealized gain (loss) on investments, futures contracts, and options written	0.53	(0.23)	0.40	(0.08)	(0.47)	(0.26)
Total from investment operations	1.01	0.75	1.41	0.92	0.57	0.56
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.14)	(0.22)	(0.12)	(0.07)	(0.10)	(0.09)
Net realized gains	—	—	—	—	—	(0.01)
Total dividends and distributions on preferred shares	(0.14)	(0.22)	(0.12)	(0.07)	(0.10)	(0.10)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.87	0.53	1.29	0.85	0.47	0.46
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.42)	(0.89)	(0.90)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	—	—	(0.05)
Total dividends and distributions to common shareholders	(0.42)	(0.89)	(0.90)	(0.90)	(0.90)	(0.72)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital	—	—	—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital	—	—	—	—	—	(0.12)
Total capital share transactions	—	—	—	—	—	(0.15)
Net asset value, end of period	$13.92	$13.47	$13.83	$13.44	$13.49	$13.92
Market price, end of period	$15.85	$14.56	$13.90	$12.70	$13.55	$14.20
Total Investment Return (1)	12.50%	11.45%	17.04%	0.21%	1.82%	(0.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$104,115	$100,367	$102,112	$98,922	$98,323	$100,413
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.01%#	1.57%	1.44%	1.27%	1.35%	1.28%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.23%#	1.09%	1.12%	1.10%	1.13%	1.04%#
Ratio of net investment income to average net assets (2)(5)	6.95%#	7.04%	7.48%	7.41%	7.46%	7.07%#
Preferred shares asset coverage per share	$66,293	$64,809	$65,509	$64,251	$64,016	$64,834
Portfolio turnover	1%	15%	6%	39%	23%	36%

See accompanying Notes to Financial Statements | 10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 15

PIMCO New York Municipal Income Fund
Financial Highlights (As Restated – See Note 8)
For a share of common stock outstanding throughout each period:

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.33% (annualized), 0.33%, 0.33%, 0.33%, 0.32% and 0.30% (annualized), for the six months ended October 31, 2006, years ended April 30, 2006, April 30, 2005, April 30, 2004, April 30, 2003 and for the period June 29, 2001 (commencement of operations) through April 30, 2002, respectively.

16 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund
Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the ‘‘Trustees’’) and a majority of the non-interested (‘‘Independent’’) Trustees, voting separately, approve the Funds’ Management Agreements (the ‘‘Advisory Agreements’’) with the Investment Manager and Portfolio Management Agreements (the ‘‘Sub-Advisory Agreements’’, and together with the Advisory Agreements, the ‘‘Agreements’’) between the Investment Manager and the Sub-Adviser. The Trustees met on June 20 and 21, 2006 (the ‘‘contract review meeting’’) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting (the ‘‘Meeting’’).

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2006.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with the Meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2006, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the Meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 17

PIMCO New York Municipal Income Fund
Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper Inc. peers as to performance and management fee expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Funds comparatively to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that New York Municipal outperformed its peer median and average group for the three-year period and outperformed its peer median group for the one-year period ended April 30, 2006. The Trustees also noted that New York Municipal had slightly underperformed its peer group average for the one-year period ended April 30, 2006. The Trustees also noted that New York Municipal’s expense ratio (after taking into account waivers) including the effect of preferred shares was significantly below the average and median for its peer group and excluding the effect of preferred shares was slightly above the average and median for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenge in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called ‘‘fall-out benefits’’ to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

18 PIMCO New York Municipal Income Fund Semi-Annual Report | 10.31.06

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10.31.06 | PIMCO New York Municipal Income Fund Semi-Annual Report 19

Trustees and Principal Officers

Robert E. Connor Trustee	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Paul Belica Trustee	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II Trustee	Youse E. Guia Chief Compliance Officer
Hans W. Kertess Trustee, Chairman of the Board of Trustees	Kathleen Chapman Assistant Secretary
John C. Maney Trustee	William Healey Assistant Secretary
William B. Ogden IV Trustee	Richard Kirk Assistant Secretary
R. Peter Sullivan III Trustee	Lagan Srivastava Assistant Secretary
Brian S. Shlissel President & Chief Executive Officer

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO New York Municipal Income Fund for its information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

On December 30, 2005, the Fund submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

     Not required in this Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not required in this Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this Filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not required in this Filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this Filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES

                                                      TOTAL NUMBER
                                                      OF SHARES PURCHASED       MAXIMUM NUMBER OF
                    TOTAL NUMBER      AVERAGE         AS PART OF PUBLICLY       SHARES THAT MAY YET BE
                    OF SHARES         PRICE PAID      ANNOUNCED PLANS OR        PURCHASED UNDER THE PLANS
PERIOD              PURCHASED         PER SHARE       PROGRAMS                  OR PROGRAMS
--------------      ------------      ----------      -------------------       -------------------------

May 2006                N/A             13.737               5,317                         N/A
June 2006               N/A             14.317               4,610                         N/A
July 2006               N/A             14.013               4,653                         N/A
August 2006             N/A             14.355               4,284                         N/A
September 2006          N/A             14.963               4,021                         N/A
October 2006            N/A             14.668               4,035                         N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The Chief Executive and Financial Officers concluded that the Registrant's
     Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     Fund management of the Registrant has determined that as of and prior to
     October 31, 2006, the Registrant had a material weakness in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of
     Financial Accounting Standards No. 140 ("SFAS 140"). Since October 31,
     2006, but prior to the date of this filing, fund management has revised its internal controls over financial reporting to improve the effectiveness of the controls to ensure that transactions in transfers of certain municipal securities are accounted for properly. As a result of this weakness, the statement of assets and liabilities, including the portfolio of investments as of October 31, 2006, the related statement of operations and statement of changes in net assets for the six months then ended and the financial highlights for the six months ended October 31, 2006 and for each of the four years in the period ended April 30, and for the period June 29, 2001
     (commencement of operations) through April 30, 2002 were restated in order to appropriately account for such transfers of securities as secured financings and report the related interest income and expense. However, there was no impact to the net asset value of the Registrant's shares or the Registrant's total return of any period.

(b)  As discussed above, during the Registrant's last fiscal half year covered by this report, the Registrant's Internal Controls over financial reporting were enhanced to identify whether certain inverse floating rate transactions require accounting treatment under SFAS 140.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the
        Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
    Sarbanes-Oxley Act of 2002

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund
            -------------------------------------------------------

By  /s/ Brian S. Shlissel
    -----------------------
President and Chief Executive Officer

Date  April 27, 2007
      ------------------

By  /s/ Lawrence G. Altadonna
    ------------------------------
Treasurer, Principal Financial & Accounting Officer

Date  April 27, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Brian S. Shlissel
    --------------------------
President and Chief Executive Officer

Date  April 27, 2007
      ------------------

By  /s/ Lawrence G. Altadonna
    ------------------------------
Treasurer, Principal Financial & Accounting Officer

Date  April 27, 2007
      ------------------